Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended									12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments		$ 3,666,670	$ 6,133,330	$ 8,000,000	$ 14,066,670	$ 920,000	$ 570,000	$ 100,000		$ 920,000
Issuance of Public and Private Placement Warrants						38,400,000
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1						(24,533,330)
Change in fair value of derivative warrant liabilities			(2,466,660)	(1,866,670)	(6,066,670)	200,000			$ 0
Working Capital Loan - related party					0		350,000	470,000	100,000
Level 3 - Instruments			3,666,670	6,133,330	8,000,000	14,066,670	920,000	$ 570,000	$ 100,000	3,666,670
Working Capital Loan Related Party [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments	$ 2,320,000	920,000				0				0
Issuance of Public and Private Placement Warrants										0
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1		0								0
Change in fair value of derivative warrant liabilities										0
Working Capital Loan - related party	500,000	1,400,000								920,000
Level 3 - Instruments	2,820,000	2,320,000	920,000				0			920,000
Derivative Warrant Liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments		3,666,670		$ 8,100,000	14,066,670	0				0
Issuance of Public and Private Placement Warrants						34,533,330				38,400,000
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1		(3,666,670)				(24,533,330)				(24,533,330)
Change in fair value of derivative warrant liabilities					(6,066,670)	4,066,670				(10,200,000)
Working Capital Loan - related party	0	0			100,000					0
Level 3 - Instruments			$ 3,666,670		$ 8,100,000	$ 14,066,670	$ 0			$ 3,666,670